Shareholder Fees - NORTH SQUARE SMALL CAP VALUE FUND	Apr. 29, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0